Leases - Summary of minimum lease payments for operating leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 5,341
2020	5,137
2021	4,542
2022	4,252
2023	4,169
Thereafter	21,763
Total	$ 45,204